                                                                   March 7, 2000

[PHOTO OF RAYE KANZENBACH, CFA]
To Our Shareholders:

I am pleased to present the January 31, 2000 Semi-Annual Report for the Great Hall Prime, U.S. Government, Tax-Free, Institutional Prime, and Institutional Tax Free Money Market Funds. This report contains a statement of each Fund's financial condition as of January 31, 2000, which includes a detailed listing of the portfolio investments, and a statement of each Fund's operations and changes in net assets for the six-month period.

Short-term interest rates have risen by about 0.75% since the beginning of the Funds' fiscal year on August 1. The Federal Reserve increased the fed funds rate (the rate at which banks lend each other money overnight) four times between June 1999 and February 2000 for a total of 1.00%. This has more than reversed its 0.75% reduction in rates of 1998, which was made in response to global financial turmoil. The world economy is now much improved, and the U.S. economy continues to grow very rapidly. The Fed, therefore, believes that it must reduce the growth rate somewhat by raising interest rates in order to prevent inflation. The financial markets believe the Fed will continue to raise short-term interest rates in the coming months.

The rise in the fed funds rate caused interest rates on money market instruments to increase. This resulted in higher yields on the Great Hall Money Market Funds.

Each of these Funds is managed in accordance with the stringent standards required by the SEC for money market funds. We manage these Funds to meet the objectives of prudent investment management, safety of principal, and liquidity. By emphasizing thorough credit analysis, we have produced competitive yields without using yield-enhancing devices that would increase the risk of these Funds. This conservative investment policy has kept the confidence of investors and has helped the Funds grow to over $6 billion.

Thank you for your continued confidence in us. We will continue to manage these Funds using the conservative principles and high degree of care that you have come to expect from us.

Sincerely,

/s/ Raye Kanzenbach
Raye Kanzenbach
Chief Investment Officer
Great Hall Investment Funds, Inc.

STATEMENTS OF ASSETS AND LIABILITIES

JANUARY 31, 2000


                               PRIME       U.S. GOVERNMENT    TAX-FREE     INST'L PRIME   INST'L TAX-FREE
                               MONEY            MONEY           MONEY          MONEY           MONEY
(UNAUDITED)                 MARKET FUND      MARKET FUND     MARKET FUND    MARKET FUND     MARKET FUND
---------------------------------------------------------------------------------------------------------
ASSETS:
Investments in securities
  at market value
  (note 2), including
  repurchase agreements
  of $0; $27,810,000; $0;
  $0 and $0, respectively
  (amortized cost
  $4,802,489,618;
  $290,678,826;
  $447,283,605;
  $479,389,648 and
  $86,357,424,
  respectively)..........  $4,802,489,618   $290,678,826    $447,283,605   $479,389,648     $86,357,424
Cash in bank on demand
  deposit................         369,529      4,079,070          39,086          4,606          38,087
Accrued interest
  receivable.............      19,020,827      1,621,417       2,413,712      2,067,607         593,685
Organization costs
  (note 2)...............              --             --              --          4,251              --
Receivable for investment
  securities sold........              --             --       2,100,195             --              --
---------------------------------------------------------------------------------------------------------
Total assets.............   4,821,879,974    296,379,313     451,836,598    481,466,112      86,989,196
---------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for investment
  securities purchased...              --             --         801,527             --              --
Accrued investment
  advisory fee...........       1,680,166        100,821         180,505         82,956          18,145
Other accrued expenses...       1,254,430        140,218          81,703         34,398          51,651
---------------------------------------------------------------------------------------------------------
Total liabilities........       2,934,596        241,039       1,063,735        117,354          69,796
---------------------------------------------------------------------------------------------------------
Net assets applicable to
  outstanding capital
  stock..................  $4,818,945,378   $296,138,274    $450,772,863   $481,348,758     $86,919,400
---------------------------------------------------------------------------------------------------------
REPRESENTED BY:
Capital stock -
  authorized 100 billion
  shares of $.01 par
  value for each Fund,
  outstanding
  4,818,945,378;
  296,138,274; and
  450,772,863 shares,
  respectively...........  $   48,189,454   $  2,961,383    $  4,507,729   $         --     $        --
Capital stock -
  authorized 10 billion
  shares of $.01 par
  value for each Fund,
  outstanding
  481,348,758; and
  86,919,400 shares,
  respectively...........              --             --              --      4,813,488         869,194
Additional paid-in
  capital................   4,770,755,924    293,176,891     446,265,134    476,535,270      86,050,206
---------------------------------------------------------------------------------------------------------
    Total - representing
      net assets
      applicable to
      outstanding capital
      stock..............  $4,818,945,378   $296,138,274    $450,772,863   $481,348,758     $86,919,400
---------------------------------------------------------------------------------------------------------
Net asset value per share
  of outstanding capital
  stock..................  $         1.00   $       1.00    $       1.00   $       1.00     $      1.00
---------------------------------------------------------------------------------------------------------

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS

SIX MONTHS ENDED JANUARY 31, 2000


                              PRIME      U.S. GOVERNMENT   TAX-FREE    INST'L PRIME  INST'L TAX-FREE
                              MONEY           MONEY          MONEY        MONEY           MONEY
(UNAUDITED)                MARKET FUND     MARKET FUND    MARKET FUND  MARKET FUND     MARKET FUND
----------------------------------------------------------------------------------------------------
INCOME:
  Interest...............  $131,117,657    $7,606,866     $8,029,004   $10,576,290     $1,451,808
----------------------------------------------------------------------------------------------------
EXPENSES (NOTE 4):
  Investment advisory
    fee..................    10,312,214       612,276      1,150,135       464,827        102,313
  Custodian, accounting
    and
    transfer agent
    fees.................       123,000        27,600         31,150        16,968         17,200
  Sub-accounting fees....     2,872,000        78,900         72,500           920            940
  Reports to
    shareholders.........     1,078,582        20,100         23,000            --          3,050
  Amortization of
    organization costs...            --            --             --           848             --
  Directors' fees........         8,800         8,800          8,800         8,800          8,800
  Audit and legal fees...        42,000        11,400          8,250         3,500         10,400
  Registration fees......       455,400        33,192         38,777        37,840         64,746
  Administrative.........        17,000           850          1,500            --          2,800
  Other expenses.........        26,000        13,878          4,100           500          2,250
----------------------------------------------------------------------------------------------------
Total expenses...........    14,934,996       806,996      1,338,212       534,203        212,499
Less expenses voluntarily
  waived or absorbed by
  Advisor................            --            --             --            --        (48,800)
----------------------------------------------------------------------------------------------------
Total net expenses.......    14,934,996       806,996      1,338,212       534,203        163,699
----------------------------------------------------------------------------------------------------
Investment income -
  net....................   116,182,661     6,799,870      6,690,792    10,042,087      1,288,109
----------------------------------------------------------------------------------------------------
Net increase in net
  assets resulting from
  operations.............  $116,182,661    $6,799,870     $6,690,792   $10,042,087     $1,288,109
----------------------------------------------------------------------------------------------------

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS


                                                                  U.S. GOVERNMENT                   TAX-FREE
                               PRIME MONEY MARKET FUND           MONEY MARKET FUND             MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------
                             SIX-MONTH                        SIX-MONTH                     SIX-MONTH
                            PERIOD ENDED        YEAR        PERIOD ENDED       YEAR       PERIOD ENDED       YEAR
                            JANUARY 31,         ENDED        JANUARY 31,       ENDED       JANUARY 31,       ENDED
                                2000          JULY 31,          2000         JULY 31,         2000         JULY 31,
                            (UNAUDITED)         1999         (UNAUDITED)       1999        (UNAUDITED)       1999
----------------------------------------------------------------------------------------------------------------------
Operations:
  Investment income,
    net..................  $  116,182,661  $   215,789,172  $  6,799,870   $  12,128,923  $  6,690,792   $  14,096,093
----------------------------------------------------------------------------------------------------------------------
  Net increase in net
    assets resulting
    from operations......     116,182,661      215,789,172     6,799,870      12,128,923     6,690,792      14,096,093
----------------------------------------------------------------------------------------------------------------------
Distributions from:
  Investment income --
    net..................    (116,182,661)    (215,789,172)   (6,799,870)    (12,128,923)   (6,690,792)    (14,096,093)
----------------------------------------------------------------------------------------------------------------------
  Total distributions to
    shareholders.........    (116,182,661)    (215,789,172)   (6,799,870)    (12,128,923)   (6,690,792)    (14,096,093)
----------------------------------------------------------------------------------------------------------------------
Capital share
  transactions at net
  asset
  value of $1.00 per
  share:
    Proceeds from
      sales..............   1,109,629,075    2,663,848,899   131,503,317     325,052,784   246,247,074     568,704,391
    Shares issued for
      reinvestment
      of distributions...     116,182,661      215,789,172     6,799,870      12,128,923     6,690,792      14,096,093
    Payment for shares
      redeemed...........    (929,566,155)  (3,201,289,989) (113,541,398)   (294,734,706) (299,303,635)   (631,510,518)
----------------------------------------------------------------------------------------------------------------------
  Increase/(decrease) in
    net assets from
    capital share
    transactions.........     296,245,581     (321,651,918)   24,761,789      42,447,001   (46,365,769)    (48,710,034)
----------------------------------------------------------------------------------------------------------------------
Total increase/(decrease)
  in net assets..........     296,245,581     (321,651,918)   24,761,789      42,447,001   (46,365,769)    (48,710,034)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning
  of period..............   4,522,699,797    4,844,351,715   271,376,485     228,929,484   497,138,632     545,848,666
----------------------------------------------------------------------------------------------------------------------
Net assets at end of
  period.................  $4,818,945,378  $ 4,522,699,797  $296,138,274   $ 271,376,485  $450,772,863   $ 497,138,632
----------------------------------------------------------------------------------------------------------------------

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------------
                                INSTITUTIONAL PRIME         INSTITUTIONAL TAX-FREE
                                 MONEY MARKET FUND             MONEY MARKET FUND
                           ----------------------------------------------------------
                             SIX-MONTH                     SIX-MONTH     PERIOD FROM
                           PERIOD ENDED       YEAR        PERIOD ENDED    SEPT. 23,
                           JANUARY 31,        ENDED       JANUARY 31,       1998*
                               2000         JULY 31,          2000       TO JULY 31,
                            (UNAUDITED)       1999        (UNAUDITED)       1999
-------------------------------------------------------------------------------------
Operations:
  Investment income,
    net..................  $ 10,042,087   $  13,852,067   $ 1,288,109   $   1,117,181
-------------------------------------------------------------------------------------
  Net increase in net
    assets resulting
    from operations......    10,042,087      13,852,067     1,288,109       1,117,181
-------------------------------------------------------------------------------------
Distributions from:
  Investment income --
    net..................   (10,042,087)    (13,852,067)   (1,288,109)     (1,117,181)
-------------------------------------------------------------------------------------
  Total distributions to
    shareholders.........   (10,042,087)    (13,852,067)   (1,288,109)     (1,117,181)
-------------------------------------------------------------------------------------
Capital share
  transactions at net
  asset
  value of $1.00 per
  share:
    Proceeds from
      sales..............   528,602,721     784,765,959   120,169,795     159,109,858
    Shares issued for
      reinvestment
      of distributions...    10,042,087      13,852,067     1,288,109       1,117,181
    Payment for shares
      redeemed...........  (367,479,147)   (702,220,139)  (87,687,185)   (107,078,358)
-------------------------------------------------------------------------------------
  Increase in net assets
    from
    capital share
    transactions.........   171,165,661      96,397,887    33,770,719      53,148,681
-------------------------------------------------------------------------------------
Total increase in net
  assets.................   171,165,661      96,397,887    33,770,719      53,148,681
-------------------------------------------------------------------------------------
Net assets at beginning
  of period..............   310,183,097     213,785,210    53,148,681              --
-------------------------------------------------------------------------------------
Net assets at end of
  period.................  $481,348,758   $ 310,183,097   $86,919,400   $  53,148,681
-------------------------------------------------------------------------------------

  *  Commencement of operations.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (unaudited)

1.  ORGANIZATION

    Great Hall Investment Funds, Inc. (the Company) was incorporated on
    June 24, 1991 and is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company and presently includes five funds: Prime, U.S. Government, Tax-Free, Institutional Prime, and the Institutional Tax-Free Money Market Funds (the funds). The Company's articles of incorporation permit the board of directors to create additional funds in the future.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The significant accounting policies followed by the funds are as follows:

    INVESTMENTS IN SECURITIES
    Pursuant to Rule 2a-7 of the Investment Company Act of 1940 (as amended), securities are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

    Security transactions are accounted for on the date the securities are purchased or sold. Interest income, including amortization of discount and premium, is accrued daily.

    USE OF ESTIMATES
    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    FEDERAL TAXES
    The funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required. Each fund is treated as a separate entity for federal income tax purposes. In addition, on a calendar-year basis, each fund intends to distribute substantially all of its net investment income and realized gains, if any, to avoid payment of any federal excise taxes.

    DISTRIBUTION TO SHAREHOLDERS
    Distribution to shareholders from net investment income are declared daily and paid monthly through reinvestment in additional shares of the funds at net asset value or payable in cash.

    ORGANIZATION COSTS
    Organization expenses were incurred in connection with the start-up and initial registration of the Institutional Prime Money Market Fund. These costs are being amortized over 60 months on a straight-line basis.

    REPURCHASE AGREEMENTS
    Securities pledged as collateral for repurchase agreements are held by the funds' custodian bank until maturity of the repurchase agreement. Procedures for all agreements ensure that the daily market value of the collateral is in excess of the repurchase agreement in the event of default.

3.  INVESTMENT SECURITY TRANSACTIONS

    Cost of purchases and proceeds from sales of securities from August 1, 1999 to January 31, 2000 were as follows:

                                                                 PURCHASES         SALES PROCEEDS
      --------------------------------------------------------------------------------------------
      Prime Fund........................................      $29,598,410,416      $29,304,893,509
      U.S. Government Fund..............................        3,218,369,772        3,197,646,497
      Tax-Free Fund.....................................          444,110,305          492,269,643
      Institutional Prime Fund..........................        3,198,099,970        3,027,322,025
      Institutional Tax-Free............................          162,836,229          129,351,099

4.  FEES AND EXPENSES

    The Company has entered into an investment advisory and management agreement with Insight Investment Management (IIM), a wholly-owned subsidiary of Dain Rauscher Corporation, under which IIM manages each fund's assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each fund to pay IIM a monthly fee based upon average daily net assets. The fee for the Prime Money Market Fund is equal to annual rate of 0.55% of the first $700 million in net assets and then decreasing in reduced percentages to 0.40% of net assets in excess of $2 billion. The fee for the U.S. Government Money Market Fund is equal to an annual rate of 0.50% of the first $100 million in net assets and then decreasing in reduced percentages to 0.35% of net assets in excess of $300 million. The fee for the Tax-Free Money Market Fund is equal to an annual rate of 0.50% of net assets. The fees for both the Institutional Prime and Institutional Tax-Free Money Market Funds are equal to an annual rate of 0.25% of net assets. IIM voluntarily waived a portion of its advisory fees for the Institutional Tax-Free Money Market Fund for the current period.

    Each of the five funds has also entered into sub-accounting agreements with affiliate Dain Rauscher Incorporated (DRI) where the firm performs various transfer and dividend disbursing agent services. The fee, which is paid monthly to DRI for providing such service, is equal to an annual rate of $18 per shareholder account plus certain out-of-pocket expenses.

    In addition to the investment advisory and management fee and the shareholder account servicing fee, each fund is responsible for paying most other operating expenses including outside directors' fees and expenses, custodian fees, registration fees, printing and shareholder reports, transfer agent fees and expenses, legal, auditing and accounting services, organizational costs, insurance, interest and other miscellaneous expenses.

    Legal fees and expenses of $45,222 for the period ended January 31, 2000 were paid to a law firm of which the Secretary of the funds is a partner.

5.  FINANCIAL HIGHLIGHTS

    Per share data for a share of capital stock outstanding throughout each period and selected information for the period are as follows:

                                                     PRIME MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------
                              Six-month
                             period ended
                           January 31, 2000   Year ended     Year ended     Year ended     Year ended
                             (unaudited)     July 31, 1999  July 31, 1998  July 31, 1997  July 31, 1996
-------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period           $ 1.00          $ 1.00         $ 1.00         $ 1.00         $ 1.00
-------------------------------------------------------------------------------------------------------
Income from investment
  operations                      0.03            0.05           0.05           0.05           0.05
Distributions from
  investment operations          (0.03)          (0.05)         (0.05)         (0.05)         (0.05)
-------------------------------------------------------------------------------------------------------
Net asset value, end of
  period                        $ 1.00          $ 1.00         $ 1.00         $ 1.00         $ 1.00
-------------------------------------------------------------------------------------------------------
Total return                      2.5%            4.6%           5.0%           4.9%           5.0%
Net assets, end of period
  (millions)                    $4,819          $4,523         $4,844         $3,130         $2,405
Ratio of expenses to
  average net assets             0.64%*          0.61%          0.63%          0.64%          0.70%
Ratio of net investment
  income to average net
  assets                         4.98%*          4.62%          5.04%          4.90%          4.93%
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

        *  Adjusted to an annual basis.

                                                U.S. GOVERNMENT MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------
                              Six-month
                             period ended
                           January 31, 2000   Year ended     Year ended     Year ended     Year ended
                             (unaudited)     July 31, 1999  July 31, 1998  July 31, 1997  July 31, 1996
-------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period           $ 1.00          $ 1.00         $ 1.00         $ 1.00         $ 1.00
-------------------------------------------------------------------------------------------------------
Income from investment
  operations                      0.02            0.05           0.05           0.05           0.05
Distributions from
  investment operations          (0.02)          (0.05)         (0.05)         (0.05)         (0.05)
-------------------------------------------------------------------------------------------------------
Net asset value, end of
  period                        $ 1.00          $ 1.00         $ 1.00         $ 1.00         $ 1.00
-------------------------------------------------------------------------------------------------------
Total return                      2.4%            4.5%           5.0%           4.8%           4.9%
Net assets, end of period
  (millions)                    $  296          $  271         $  229         $  182         $  147
Ratio of expenses to
  average net assets             0.57%*          0.59%          0.59%          0.60%          0.65%
Ratio of net investment
  income to average net
  assets                         4.87%*          4.50%          4.98%          4.85%          4.87%
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

                                                    TAX-FREE MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------
                              Six-month
                             period ended
                           January 31, 2000   Year ended     Year ended     Year ended     Year ended
                             (unaudited)     July 31, 1999  July 31, 1998  July 31, 1997  July 31, 1996
-------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period           $ 1.00          $ 1.00         $ 1.00         $ 1.00         $ 1.00
-------------------------------------------------------------------------------------------------------
Income from investment
  operations                      0.02            0.03           0.03           0.03           0.03
Distributions from
  investment operations          (0.02)          (0.03)         (0.03)         (0.03)         (0.03)
-------------------------------------------------------------------------------------------------------
Net asset value, end of
  period                        $ 1.00          $ 1.00         $ 1.00         $ 1.00         $ 1.00
-------------------------------------------------------------------------------------------------------
Total return                      1.5%            2.7%           3.1%           3.0%           3.0%
Net assets, end of period
  (millions)                    $  451          $  497         $  546         $  423         $  359
Ratio of expenses to
  average net assets             0.58%*          0.59%          0.58%          0.58%          0.59%
Ratio of net investment
  income to average net
  assets                         2.91%*          2.65%          3.05%          3.02%          3.03%
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

        *  Adjusted to an annual basis.

                        INSTITUTIONAL PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------------
                                        Six-month                       Period from
                                       period ended                   August 11, 1997*
                                     January 31, 2000   Year ended           to
                                       (unaudited)     July 31, 1999   July 31, 1998
--------------------------------------------------------------------------------------
Net asset value, beginning of
  period                                  $ 1.00          $ 1.00           $ 1.00
--------------------------------------------------------------------------------------
Income from investment operations           0.03            0.05             0.05
Distributions from investment
  operations                               (0.03)          (0.05)           (0.05)
--------------------------------------------------------------------------------------
Net asset value, end of period            $ 1.00          $ 1.00           $ 1.00
--------------------------------------------------------------------------------------
Total return                                2.7%            4.9%             5.2%
Net assets, end of period
  (millions)                              $  481          $  310           $  214
Ratio of expenses to average net
  assets**                                 0.29%           0.34%            0.39%
Ratio of net investment income to
  average net assets**                     5.40%           4.85%            5.27%
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

                   INSTITUTIONAL TAX-FREE MONEY MARKET FUND
-------------------------------------------------------------------------------
                                             Six-month          Period from
                                            period ended    September 23, 1998*
                                          January 31, 2000          to
                                            (unaudited)        July 31, 1999
-------------------------------------------------------------------------------
Net asset value, beginning of period           $ 1.00             $ 1.00
-------------------------------------------------------------------------------
Income from investment operations                0.02               0.03
Distribution from investment operations         (0.02)             (0.03)
-------------------------------------------------------------------------------
Net asset value, end of period                 $ 1.00             $ 1.00
-------------------------------------------------------------------------------
Total return                                     1.6%               2.5%
Net assets, end of period (millions)           $   86             $   53
Ratio of expenses to average net
  assets***                                     0.40%              0.30%
Ratio of net investment income to
  average net assets***                         3.15%              2.79%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

        *  Commencement of operations
       ** Adjusted to an annual basis. Various fund fees and expenses were voluntarily waived or absorbed by IIM for the Institutional Prime Money Market Fund during the period ended July 31, 1998. Had the Fund paid all expenses, the ratio of expenses and net investment income to average net assets would have been 0.42%/5.24% for the period ended July 31, 1998.
      *** Adjusted to an annual basis. Various fund fees and expenses were voluntarily waived or absorbed by IIM for the Institutional Tax-Free Market Fund during the periods ended July 31, 1999 and January 31, 2000. Had the Fund paid all expenses the ratio of expenses and net investment income to average net assets would have been 0.55%/2.54% for the period ended July 31, 1999, and 0.52%/3.03% for the period ended January 31, 2000.

PRIME MONEY MARKET FUND

INVESTMENTS IN SECURITIES (UNAUDITED)
JANUARY 31, 2000

                                                     MATURITY        PRINCIPAL           MARKET
NAME OF ISSUER                              YIELD      DATE           AMOUNT           VALUE (A)
---------------------------------------------------------------------------------------------------
               (Percentages of each investment category relate to total net assets.)
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (99.14%):
---------------------------------------------------------------------------------------------------
AGRICULTURAL PRODUCTS (1.41%)
Archer Daniels Midland Company              5.95%      2/2/00      $  34,460,000     $   34,454,303
Archer Daniels Midland Company              5.72%     3/21/00         33,700,000         33,437,627
                                                                                     --------------
                                                                                         67,891,930
                                                                                     --------------
BANKS - DOMESTIC (10.79%)
Bank of America                             5.75%     2/25/00         30,000,000         30,000,000
Bank of America                             5.91%     4/11/00         20,000,000         20,000,000
Bank One N.A.                               5.98%      2/4/00         25,000,000         25,000,021
Bank One N.A.                               5.89%     3/15/00         30,000,000         29,999,963
Bank One N.A.                               5.85%     2/16/00         32,000,000         32,000,000
Comerica Bank                               5.73%     7/13/00         20,000,000 (d)     19,996,481
Fifth Third Bank                            5.83%     3/28/00         10,000,000         10,000,000
First Tennessee Bank                        5.77%      3/7/00         33,400,000         33,400,000
Key Bank N.A., Cleveland                    6.08%     2/18/00         20,000,000 (d)     20,000,450
LaSalle Bank, Chicago                       4.97%      2/1/00         25,000,000         25,000,000
LaSalle Bank, Chicago                       5.89%     2/10/00         22,600,000         22,600,000
PNC Bank N.A.                               5.70%      6/7/00         25,000,000         24,994,882
Regionsbank N.A., Birmingham                6.07%      2/9/00         40,000,000         40,000,000
Regionsbank N.A., Birmingham                5.90%     4/28/00         35,000,000         35,000,000
Regionsbank N.A., Birmingham                5.73%     7/14/00         25,000,000         24,999,902
Southtrust Bank N.A., Birmingham            5.68%     4/12/00         25,000,000 (d)     24,997,607
Southtrust Bank N.A., Birmingham            5.91%     4/20/00         25,000,000         25,000,000
Southtrust Bank N.A., Birmingham            5.64%     4/28/00         10,000,000          9,998,055
Southtrust Bank N.A., Birmingham            6.00%     5/25/00         32,000,000         32,000,000
U.S. Bank N.A., Minneapolis                 5.97%     5/25/00         35,000,000         35,000,000
                                                                                     --------------
                                                                                        519,987,361
                                                                                     --------------
BANKS - OTHER (20.46%)
Abbey National North America Corporation    5.97%     3/22/00         35,000,000         34,709,792
Abbey National North America Corporation    5.82%     4/25/00         40,000,000         39,456,613
Abbey National Treasury Services            5.13%      5/4/00         15,000,000         14,997,424
Bank of Nova Scotia                         5.89%     2/17/00         30,000,000         30,000,000
Bank of Nova Scotia                         5.74%      3/3/00         34,950,000         34,777,250
Bank of Nova Scotia                         5.83%     4/19/00         30,000,000         29,621,050
Banque National de Paris                    5.92%     2/16/00         30,000,000         30,000,000
Banque National de Paris                    5.98%     2/29/00         32,000,000         32,000,000
Canadian Imperial Bank of Commerce          5.12%     2/23/00         17,000,000         16,999,287
Deutsche Bank                               5.88%     3/31/00         35,000,000         35,000,283
Deutsche Bank                               5.10%     4/19/00          9,000,000          8,999,074
Deutsche Bank                               6.23%     12/6/00         23,500,000         23,486,730
Deutsche Bank                               5.12%     1/12/01          7,000,000          6,996,846
Dresdner Bank                               5.90%     4/18/00         40,000,000         40,000,843
Dresdner Bank                               5.78%     7/24/00         30,000,000 (d)     29,994,441
Formosa Plastics USA, LOC ABN AMRO          5.97%     2/10/00         20,000,000         19,970,150
JMG Funding Inc., LOC Societe Generale      5.90%     2/15/00         28,499,000         28,433,611
Lloyds TSB Bank                             5.89%     2/14/00         30,000,000         30,000,000
Lloyds TSB Bank                             5.74%      3/6/00         40,000,000         39,783,156
Lloyds TSB Bank                             5.88%     3/31/00         30,000,000         30,000,000
National Westminster Bank                   5.08%     4/10/00         25,000,000         24,997,723
Pemex Capital Capital Corporation, LOC
    Barclays Bank                           5.75%      3/7/00         25,000,000         24,860,243
Pemex Capital Capital Corporation, LOC
    Barclays Bank                           5.78%      3/9/00         28,650,000         28,479,803

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

PRIME MONEY MARKET FUND

                                                     MATURITY        PRINCIPAL           MARKET
NAME OF ISSUER                              YIELD      DATE           AMOUNT           VALUE (A)
---------------------------------------------------------------------------------------------------
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED)
---------------------------------------------------------------------------------------------------
BANKS - OTHER (CONTINUED)
Petroleo Brasilieiro, LOC Barclays Bank     6.05%     3/13/00      $  25,600,000     $   25,423,609
Presbyterian Healthcare Services            5.73%      3/8/00         40,000,000         39,770,800
Rabobank Nederland, LOC Toronto Dominion
    Bank                                    5.11%     2/16/00          4,000,000          3,999,980
Rabobank Nederland                          5.77%     3/10/00         24,000,000         24,000,000
Rabobank Nederland                          6.55%     1/31/01         19,600,000         19,590,684
Royal Bank of Canada                        5.04%      2/8/00         11,000,000         10,999,908
SCI Systems, LOC ABN AMRO                   6.00%     2/24/00         25,000,000         24,904,167
Sinochem America, LOC ABN AMRO              5.95%      3/3/00         30,000,000         29,846,292
Societe Generale Bank                       5.90%     4/10/00         50,000,000         50,000,945
Toronto Dominion Holdings, Inc.             5.79%      4/6/00         32,600,000         32,259,194
Toronto Dominion Holdings, Inc.             5.82%     4/19/00         27,000,000         26,659,530
United Bank of Switzerland A.G.             5.29%      3/1/00         20,000,000         19,999,770
United Bank of Switzerland A.G.             5.20%      5/8/00         10,000,000          9,998,721
United Bank of Switzerland A.G.             5.70%     7/10/00         35,000,000         34,992,653
                                                                                     --------------
                                                                                        986,010,572
                                                                                     --------------
BUSINESS MACHINES (1.04%)
Xerox Credit Corporation                    5.82%      2/1/00         50,000,000         50,000,000
                                                                                     --------------
CHEMICALS (0.99%)
Henkel Corporation                          5.80%      2/3/00         20,000,000         19,993,556
Henkel Corporation                          5.86%      3/1/00         13,000,000 (c)     12,938,738
Henkel Corporation                          5.70%      3/6/00         15,000,000 (c)     14,919,250
                                                                                     --------------
                                                                                         47,851,544
                                                                                     --------------
CONGLOMERATES (1.23%)
Diageo Capital PLC                          5.80%     4/17/00         36,000,000 (c)     35,559,200
Diageo Capital PLC                          6.24%     12/4/00         23,500,000         23,488,009
                                                                                     --------------
                                                                                         59,047,209
                                                                                     --------------
DRUGS AND COSMETICS (1.62%)
American Home Products                      5.78%      2/3/00         25,000,000 (c)     24,991,972
American Home Products                      5.98%      2/4/00         20,000,000 (c)     19,990,033
American Home Products                      5.72%      2/8/00         30,000,000 (c)     29,966,633
American Home Products                      5.10%     2/15/00          3,000,000          3,002,794
                                                                                     --------------
                                                                                         77,951,432
                                                                                     --------------
ELECTRONICS (1.43%)
Emerson Electric Company                    5.78%     4/13/00         35,000,000 (c)     34,595,400
United Technologies                         5.88%     2/18/00         11,500,000 (c)     11,468,068
United Technologies                         5.92%     2/22/00         23,500,000 (c)     23,418,847
                                                                                     --------------
                                                                                         69,482,315
                                                                                     --------------
ENTERTAINMENT (0.53%)
Walt Disney Company                         5.83%      5/5/00         25,450,000         25,438,856
                                                                                     --------------
FINANCIAL - AUTO (6.97%)
DaimlerChrysler North American Holdings     5.89%     2/10/00         34,340,000         34,289,434
DaimlerChrysler North American Holdings     5.97%     2/16/00         30,000,000         29,925,375
DaimlerChrysler North American Holdings     5.85%     2/24/00         18,510,000         18,440,819
Ford Motor Credit Corporation               5.52%      2/1/00         25,000,000         25,000,000
Ford Motor Credit Corporation, Puerto
    Rico                                    5.72%     3/21/00         30,000,000         29,766,433

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

PRIME MONEY MARKET FUND

                                                     MATURITY        PRINCIPAL           MARKET
NAME OF ISSUER                              YIELD      DATE           AMOUNT           VALUE (A)
---------------------------------------------------------------------------------------------------
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED)
---------------------------------------------------------------------------------------------------
FINANCIAL - AUTO (CONTINUED)
Ford Motor Credit Corporation, Puerto
    Rico                                    5.72%     3/27/00      $  30,000,000     $   29,737,833
General Motors Acceptance Corporation       5.84%      2/2/00         40,000,000         39,993,511
General Motors Acceptance Corporation       5.92%      2/8/00         25,000,000         24,971,222
General Motors Acceptance Corporation       5.83%     4/24/00         22,645,000         22,340,620
Paccar Financial Corporation                5.80%     2/17/00         20,000,000         19,948,444
Paccar Financial Corporation                5.80%     4/25/00          6,900,000          6,806,620
Toyota Motor Credit Corporation             5.95%     2/25/00         35,000,000         34,861,167
Toyota Motor Credit Corporation             5.77%      7/6/00         20,000,000         20,000,000
                                                                                     --------------
                                                                                        336,081,478
                                                                                     --------------
FINANCIAL - AVIATION (1.45%)
International Lease Finance Corporation     5.88%     2/14/00         40,000,000         39,915,067
International Lease Finance Corporation     5.80%     2/23/00         30,000,000         29,893,667
                                                                                     --------------
                                                                                         69,808,734
                                                                                     --------------
FINANCIAL - DIVERSIFIED BUSINESS (13.71%)
American General Finance Corporation        5.85%      2/7/00         25,000,000         24,975,625
American General Finance Corporation        5.15%     2/15/00         10,000,000         10,010,133
American General Finance Corporation        5.91%     2/22/00         28,940,000         28,840,229
American General Finance Corporation        5.78%      4/5/00         32,000,000         31,671,182
Associates Corporation of North America     5.79%      2/1/00         33,620,000         33,620,000
CIT Group Holdings                          5.86%      2/1/00        100,000,000        100,000,000
General Electric Capital Corporation        5.72%     3/13/00         30,000,000         29,804,567
General Electric Capital Corporation        5.78%      4/4/00         21,860,000         21,638,886
Goldman Sachs Group                         6.20%     2/24/00         15,000,000         14,999,901
Goldman Sachs Group                         6.11%      3/1/00         30,000,000         30,000,000
Goldman Sachs Group                         6.00%      8/7/00         25,000,000         25,000,000
Household Finance Company                   5.82%     2/11/00         13,870,000         13,847,577
Household Finance Company                   5.72%     3/10/00         28,830,000         28,655,931
Household Finance Company                   5.80%     4/21/00         23,850,000         23,542,600
Merrill Lynch & Co.                         5.92%      2/3/00         16,940,000         16,934,429
Merrill Lynch & Co.                         6.52%      3/6/00         12,000,000 (d)     12,004,846
Merrill Lynch & Co.                         6.05%     10/3/00         16,000,000         16,000,000
Morgan (J.P.) and Company                   5.90%      2/8/00         30,000,000         29,965,583
Morgan (J.P.) and Company                   5.94%     2/28/00         25,000,000         24,888,625
Morgan Stanley Dean Witter Discover         6.19%      3/2/00         25,000,000 (d)     25,002,417
Morgan Stanley Dean Witter Discover         5.71%     3/20/00         30,000,000         29,771,600
Morgan Stanley Dean Witter Discover         5.89%     3/20/00         10,000,000          9,999,486
Wells Fargo & Company                       5.95%      2/7/00         16,640,000         16,623,499
Wells Fargo & Company                       5.94%      2/9/00         61,280,000         61,200,499
Wells Fargo & Company                       5.87%      3/1/00          1,650,000          1,642,198
                                                                                     --------------
                                                                                        660,639,813
                                                                                     --------------
FINANCIAL - DIVERSIFIED BUSINESS, ASSET-BACKED (20.96%)
Asset Securitization Coop. Corporation      5.80%      4/4/00         40,000,000 (c)     39,594,000
Barton Capital Corporation                  6.00%     2/11/00         26,000,000 (c)     25,956,667
Barton Capital Corporation                  6.00%     2/18/00         28,329,000 (c)     28,248,833
Barton Capital Corporation                  6.15%      3/2/00         30,000,000 (c)     29,846,250
Delaware Funding Corporation                5.88%     2/28/00         25,381,000 (c)     25,269,072
Delaware Funding Corporation                6.05%     3/15/00         18,100,000 (c)     17,969,202
Delaware Funding Corporation                5.75%     3/23/00         18,000,000 (c)     17,853,375

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

PRIME MONEY MARKET FUND

                                                     MATURITY        PRINCIPAL           MARKET
NAME OF ISSUER                              YIELD      DATE           AMOUNT           VALUE (A)
---------------------------------------------------------------------------------------------------
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED)
---------------------------------------------------------------------------------------------------
FINANCIAL - DIVERSIFIED BUSINESS,
ASSET-BACKED (CONTINUED)
Delaware Funding Corporation                5.75%     3/24/00      $  38,000,000 (c) $   37,684,389
Edison Asset Securitization                 5.95%     2/15/00         30,000,000 (c)     29,930,583
Edison Asset Securitization                 5.98%     2/17/00          9,015,000 (c)      8,991,040
Edison Asset Securitization                 5.95%     2/18/00         15,000,000 (c)     14,957,854
Edison Asset Securitization                 5.80%     3/20/00         25,000,000 (c)     24,806,667
Edison Asset Securitization                 5.75%     3/22/00         20,000,000 (c)     19,840,278
Falcon Asset Securitization                 5.95%      2/3/00         16,000,000 (c)     15,994,711
Falcon Asset Securitization                 5.93%      2/7/00         25,000,000 (c)     24,975,292
Falcon Asset Securitization                 5.75%      3/6/00         20,000,000 (c)     19,891,389
Falcon Asset Securitization                 6.05%     3/16/00         27,900,000 (c)     27,693,695
Fleet Funding Corporation                   5.63%     2/15/00         20,000,000 (c)     19,956,211
Park Avenue Receivables Corporation         6.02%      2/7/00         15,000,000 (c)     14,984,950
Park Avenue Receivables Corporation         5.90%     2/17/00         30,000,000 (c)     29,921,333
Park Avenue Receivables Corporation         6.00%     2/24/00         19,003,000 (c)     18,930,154
Park Avenue Receivables Corporation         5.75%      3/6/00         34,000,000 (c)     33,815,361
Preferred Receivables Funding
    Corporation                             5.95%      2/1/00         26,000,000 (c)     26,000,000
Preferred Receivables Funding
    Corporation                             5.98%     2/14/00         20,000,000 (c)     19,956,811
Preferred Receivables Funding
    Corporation                             5.95%     2/25/00         30,000,000 (c)     29,881,000
Preferred Receivables Funding
    Corporation                             5.92%     2/28/00         15,000,000 (c)     14,933,400
Receivables Capital Corporation             5.85%     4/14/00         40,000,000 (c)     39,525,500
Redwood Receivables Corporation             5.71%     2/29/00         40,614,000 (c)     40,433,629
Thunder Bay Funding Corporation             6.04%      2/4/00          8,625,000 (c)      8,620,659
Thunder Bay Funding Corporation             5.70%     2/22/00          8,760,000 (c)      8,730,873
Thunder Bay Funding Corporation             5.66%     2/23/00         30,000,000 (c)     29,896,233
Thunder Bay Funding Corporation             5.70%     2/24/00          8,980,000 (c)      8,947,298
Thunder Bay Funding Corporation             5.95%      3/3/00         40,258,000 (c)     40,051,734
Thunder Bay Funding Corporation             5.76%     3/21/00         28,009,000 (c)     27,789,409
Thunder Bay Funding Corporation             5.82%     3/23/00         40,000,000 (c)     39,670,200
Variable Funding Corporation                5.65%     2/25/00         25,000,000 (c)     24,905,833
Variable Funding Corporation                5.75%      3/9/00         20,000,000 (c)     19,881,806
Variable Funding Corporation                5.75%     3/16/00         16,500,000 (c)     16,384,042
Windmill Funding Corporation                6.15%     2/17/00         17,680,000 (c)     17,631,675
Windmill Funding Corporation                5.78%      3/2/00         25,000,000 (c)     24,879,583
Windmill Funding Corporation                5.94%      3/9/00         25,000,000 (c)     24,847,375
Windmill Funding Corporation                5.76%     3/10/00         20,000,000 (c)     19,878,400
                                                                                     --------------
                                                                                      1,009,956,766
                                                                                     --------------
FOOD AND BEVERAGE (2.40%)
Anheuser Busch Companies Inc.               5.71%      7/6/00         36,200,000         36,189,272
H.J. Heinz Company                          5.64%     2/29/00         35,000,000         34,846,467
Sysco Corporation                           5.81%     2/10/00         12,600,000 (c)     12,581,699
Sysco Corporation                           5.80%     2/22/00         32,000,000 (c)     31,891,733
                                                                                     --------------
                                                                                        115,509,171
                                                                                     --------------
FOREST PRODUCTS (0.57%)
Kimberly-Clark Worldwide                    5.79%     4/20/00         27,800,000 (c)     27,446,778
                                                                                     --------------
GOVERNMENT - DOMESTIC (0.96%)
Private Export Funding Corporation          5.70%      3/9/00         30,000,000         29,824,250
Private Export Funding Corporation          5.75%     3/20/00         16,400,000         16,274,267
                                                                                     --------------
                                                                                         46,098,517
                                                                                     --------------

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

PRIME MONEY MARKET FUND

                                                     MATURITY        PRINCIPAL           MARKET
NAME OF ISSUER                              YIELD      DATE           AMOUNT           VALUE (A)
---------------------------------------------------------------------------------------------------
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED)
---------------------------------------------------------------------------------------------------
MANUFACTURING (3.07%)
AlliedSignal Inc.                           5.69%      2/7/00      $  20,000,000 (c) $   19,981,033
AlliedSignal Inc.                           5.82%     2/11/00         39,975,000 (c)     39,910,929
Caterpillar Financial Services Inc.         5.72%     2/11/00         30,000,000         29,952,333
Caterpillar Financial Services Inc.         5.95%      3/8/00         30,000,000         29,821,500
Caterpillar Financial Services Inc.         5.80%     3/15/00         13,400,000         13,401,384
Caterpillar Financial Services Inc.         6.15%    10/12/00         15,000,000         15,000,000
                                                                                     --------------
                                                                                        148,067,179
                                                                                     --------------
OIL SERVICES (1.78%)
American Petrofina Holding Company          5.97%      2/3/00         21,500,000 (c)     21,492,869
Totalfina S.A.                              5.98%      2/2/00         25,000,000         24,995,847
Totalfina S.A.                              5.85%     4/20/00         40,000,000         39,486,500
                                                                                     --------------
                                                                                         85,975,216
                                                                                     --------------
RETAIL STORES (0.76%)
Wal-Mart Stores, Inc.                       5.63%     2/28/00         36,600,000 (c)     36,445,457
                                                                                     --------------
TELECOMMUNICATIONS (3.00%)
AT&T Company                                5.75%      3/8/00         30,000,000         29,827,500
AT&T Company                                5.80%      4/6/00         30,000,000         29,685,833
AT&T Company                                5.99%     7/13/00         30,000,000 (d)     29,994,656
Motorola Credit Corporation                 5.93%      2/4/00         25,960,000         25,677,305
Motorola Credit Corporation                 5.82%     4/27/00         30,000,000         29,582,900
                                                                                     --------------
                                                                                        144,768,194
                                                                                     --------------
UTILITIES - ELECTRIC (3.49%)
Baltimore Gas & Electric Company            6.11%      9/1/00         34,000,000 (d)     34,000,000
Northern States Power Company               5.79%     4/20/00         37,679,000         37,200,257
Southern California Edison                  6.10%     2/18/00         25,000,000         24,927,986
Southern California Edison                  5.80%     4/17/00         16,600,000         16,396,742
Southern California Edison                  5.82%     4/26/00         23,400,000         23,078,445
Union Electric Company                      6.10%     2/23/00         32,550,000         32,428,661
                                                                                     --------------
                                                                                        168,032,091
                                                                                     --------------
UTILITIES - FINANCIAL (0.52%)
National Rural Utilities Finance
    Corporation                             6.14%     6/26/00         25,000,000         24,999,005
---------------------------------------------------------------------------------------------------
Total Commercial Paper & Other Corporate Obligations (cost: $4,777,489,618)          $4,777,489,618
---------------------------------------------------------------------------------------------------
TAXABLE MUNICIPALS (0.52%):
---------------------------------------------------------------------------------------------------
New York City G.O. Series B-11, Insured
    FGIC                                    5.80%      2/1/00         25,000,000         25,000,000
---------------------------------------------------------------------------------------------------

Total Taxable Municipals (cost:
    $25,000,000)                                                                     $   25,000,000
---------------------------------------------------------------------------------------------------
Total Investment in Securities (cost:
$4,802,489,618) (b)                                                                  $4,802,489,618
---------------------------------------------------------------------------------------------------

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

U.S. GOVERNMENT MONEY MARKET FUND

INVESTMENTS IN SECURITIES (UNAUDITED)
JANUARY 31, 2000

                                                     MATURITY        PRINCIPAL           MARKET
NAME OF ISSUER                              YIELD      DATE           AMOUNT           VALUE (A)
---------------------------------------------------------------------------------------------------
               (Percentages of each investment category relate to total net assets.)
GOVERNMENT & AGENCIES SECURITIES (88.76%):
---------------------------------------------------------------------------------------------------
FEDERAL FARM CREDIT BANK (14.18%)
                                            5.60%     3/10/00      $  15,000,000 (d) $  14,999,238
                                            5.82%      6/1/00          7,000,000         6,995,539
                                            5.86%      7/3/00         20,000,000 (d)    20,000,000
                                                                                     -------------
                                                                                        41,994,777
                                                                                     -------------
FEDERAL HOME LOAN BANK (27.47%)
                                            5.04%      2/8/00          5,800,000         5,799,867
                                            5.47%     2/11/00         12,000,000        11,981,767
                                            5.15%     2/25/00          5,000,000         4,999,634
                                            5.72%      3/8/00         10,150,000        10,143,301
                                            5.80%     3/20/00          3,500,000         3,472,933
                                            5.61%     3/23/00         10,000,000         9,920,497
                                            5.01%     3/23/00          2,100,000         2,101,675
                                            5.66%     3/29/00          5,000,000         4,994,600
                                            5.88%     4/28/00          5,000,000         4,987,990
                                            5.84%     5/12/00         15,000,000 (d)    14,996,482
                                            5.81%      6/8/00          6,175,000         6,163,274
                                            5.92%    10/10/00            800,000           799,982
                                            6.07%    11/17/00          1,000,000           991,538
                                                                                     -------------
                                                                                        81,353,540
                                                                                     -------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (33.05%)
                                            5.51%      2/2/00         15,000,000        14,997,703
                                            5.52%      2/3/00          5,000,000         4,998,467
                                            5.53%      2/4/00         11,000,000        10,994,931
                                            5.52%     2/25/00          7,000,000         6,974,240
                                            5.53%      3/1/00          5,000,000         4,977,726
                                            5.61%     3/14/00         10,000,000         9,934,550
                                            6.05%     4/14/00         30,000,000 (d)    30,005,095
                                            6.05%     7/14/00         15,000,000 (d)    14,996,639
                                                                                     -------------
                                                                                        97,879,351
                                                                                     -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (14.06%)
                                            5.75%     2/10/00          2,735,000         2,735,042
                                            5.57%     2/14/00         10,000,000         9,979,886
                                            5.51%     2/24/00          3,000,000         2,989,439
                                            5.59%      3/9/00         10,000,000         9,942,547
                                            5.55%     3/16/00         10,000,000         9,995,061
                                            5.50%     4/28/00          1,000,000         1,000,245
                                            5.13%     5/12/00          5,000,000         4,998,938
                                                                                     -------------
                                                                                        41,641,158
---------------------------------------------------------------------------------------------------
Total Government & Agencies Securities (cost: $262,868,826)                          $ 262,868,826
---------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (9.57%)
---------------------------------------------------------------------------------------------------
Merrill Lynch, acquired 1/29/00
  (collateralized by $31,875,000
  Federal National Mortgage Association,
  5.90%, 8/7/28)
  (cost: $27,810,000)                       5.75%      2/1/00         27,810,000        27,810,000
---------------------------------------------------------------------------------------------------
Total Repurchase Agreements (cost:
    $27,810,000)                                                                     $  27,810,000
---------------------------------------------------------------------------------------------------
Total Investment in Securities (cost:
$290,678,826) (b)                                                                    $ 290,678,826
---------------------------------------------------------------------------------------------------

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

TAX FREE MONEY MARKET FUND

INVESTMENTS IN SECURITIES (UNAUDITED)
JANUARY 31, 2000

                                                     MATURITY        PRINCIPAL           MARKET
NAME OF ISSUER                              YIELD      DATE           AMOUNT           VALUE (A)
---------------------------------------------------------------------------------------------------
               (Percentages of each investment category relate to total net assets.)
ALABAMA (0.81%)
Chatom Independent Development Board,
    Guaranty: National Rural Coop
    Finance Corporation                     3.85%      2/4/00      $   2,700,000     $   2,700,000
Morgan County Decatur General Hospital,
    AMBAC Insured                           3.55%      3/1/00            965,000           966,379
                                                                                     -------------
                                                                                         3,666,379
                                                                                     -------------
ALASKA (0.61%)
Anchorage G.O., MBIA Insured                3.60%      8/1/00          2,000,000         2,009,654
Fairbanks North Star Borough, FSA
    Insured                                 3.25%      4/1/00            745,000           748,572
                                                                                     -------------
                                                                                         2,758,226
                                                                                     -------------
ARIZONA (3.39%)
City of Phoenix IDA (Del Mar Terrace),
    Guaranty: FHLMC                         3.30%     10/1/29          3,000,000 (e)     3,000,000
Maricopa County PCR (El Paso Elect), LOC
    Barclays Bank                           3.25%     12/1/14          2,100,000 (e)     2,100,000
Maricopa County Pollution Control Series
    1994A (El Paso Elect), LOC Barclays
    Bank                                    3.25%      7/1/14         10,200,000 (e)    10,200,000
                                                                                     -------------
                                                                                        15,300,000
                                                                                     -------------
ARKANSAS (0.53%)
City of Jonesboro, FSA Insured              4.02%    11/15/00          2,395,000         2,408,290
                                                                                     -------------
CALIFORNIA (0.23%)
Roseville Unified High School District,
    FGIC Insured                            3.80%      8/1/00          1,060,000         1,040,523
                                                                                     -------------
COLORADO (3.93%)
Adams County MFHR (Hunters Cove
    Project), LOC GECC                      3.20%     1/15/14          7,500,000 (e)     7,500,000
Aurora Centretech Metro District, LOC
    Banque National de Paris                4.00%     12/1/00          1,000,000         1,000,000
Dove Valley Metro District, LOC Banque
    National de Paris                       3.95%     11/1/00            820,000           820,000
Dove Valley Metro District, LOC Banque
    National de Paris                       3.95%     11/1/00          4,080,000         4,080,000
Health Facilities Authority Revenue
    (Visiting Nurses),
    LOC Norwest Bank                        3.60%      7/1/22          1,030,000 (e)     1,030,000
Interstate South Metro District, LOC
    Banque
    National de Paris                       3.95%     11/1/00          3,265,000         3,265,000
                                                                                     -------------
                                                                                        17,695,000
                                                                                     -------------
DELAWARE (0.79%)
New Castle County Development Authority,
    LOC First Union National Bank           3.25%     8/15/20          3,562,500 (e)     3,562,500
                                                                                     -------------
FLORIDA (2.41%)
Jacksonville Education (Jacksonville
    University Project), LOC First Union    3.25%     10/1/22          4,000,000 (e)     4,000,000
Jacksonville Health Facility Authority,
    MBIA Insured                            3.15%     8/15/19          5,000,000 (e)     5,000,000
Volusia County School Board, FSA Insured    3.85%      8/1/00          1,800,000         1,853,516
                                                                                     -------------
                                                                                        10,853,516
                                                                                     -------------
GEORGIA (2.89%)
Clayton County MFHR, (Huntington Woods),
    FSA Insured                             3.20%      1/1/21          2,610,000 (e)     2,610,000
Fulton County Development Authority
    (Morehouse College), LOC Wachovia
    Bank                                    3.25%      8/1/17          3,985,000 (e)     3,985,000
Fulton County Residential Home Care,
    LOC Rabobank Nederland                  3.60%      1/1/18          1,800,000 (e)     1,800,000
Municipal Electric Authority of Georgia,
    LOC ABN-AMRO                            3.20%      1/1/26          4,623,000 (e)     4,623,000
                                                                                     -------------
                                                                                        13,018,000
                                                                                     -------------

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

TAX FREE MONEY MARKET FUND

                                                     MATURITY        PRINCIPAL           MARKET
NAME OF ISSUER                              YIELD      DATE           AMOUNT           VALUE (A)
---------------------------------------------------------------------------------------------------
ILLINOIS (7.95%)
Chicago O'Hare International Airport,
    LOC Societe Generale                    3.15%      1/1/15      $   3,100,000 (e) $   3,100,000
City of Springfield (Realing Restore
    Project), Overcollateralized in
    Governments                             3.55%     12/1/15          3,000,000 (e)     3,000,000
Development Finance Authority (A.E.
    Staley Manu),
    LOC Union Bank of Switzerland           3.15%     12/1/05          1,600,000 (e)     1,600,000
Development Finance Authority (Jewish
    Elderly Council),
    LOC LaSalle National Bank               3.30%      3/1/25            600,000 (e)       600,000
Education Facility Authority Revenue
    Bond (Cultural Pool Program), LOC
    First National Bank of Chicago          3.25%     12/1/25             20,000 (e)        20,000
Galesburg Revenue (Knox College), LOC
    LaSalle National Bank                   3.35%      3/1/31          6,500,000 (e)     6,500,000
Galesburg Revenue (Knox College), LOC
    LaSalle
    National Bank                           3.30%      7/1/24          2,000,000 (e)     2,000,000
Health Facilities Authority (Alexian
    Brothers Medical
    Center), MBIA Insured                   4.00%      5/3/00          1,150,000         1,150,000
Health Facilities Authority (Alexian
    Brothers Medical
    Center Series #2012), MBIA Insured      3.65%      2/7/00          1,000,000         1,000,000
Health Facilities Authority (Alexian
    Brothers Medical
    Center Series #2014), MBIA Insured      3.65%      2/7/00          1,000,000         1,000,000
Joliet Regional Port District,
    Guaranty: Dow Chemical                  3.70%     7/15/03          9,910,000 (e)     9,910,000
Lake Cook & McHenry Counties School
    District, FGIC Insured                  3.90%     12/1/00          1,000,000         1,021,032
Madison Macoupin Community College
    (Lewis University), FGIC Insured        4.03%     11/1/00          1,410,000         1,433,965
Mclean County (Law and Justice Center)
    G.O.                                    4.00%     11/1/00          1,000,000         1,022,503
Metropolitan Pier & Expo Authority II,
    AMBAC Insured                           4.13%    12/15/00          1,000,000           965,193
Will County Property Tax Lease, FGIC
    Insured                                 4.00%     12/1/00          1,500,000         1,527,779
                                                                                     -------------
                                                                                        35,850,472
                                                                                     -------------
INDIANA (5.56%)
Health Facilities Finance Authority
    Series 1990,
    LOC NBD Bank                            3.15%     11/1/20          3,000,000 (e)     3,000,000
Health Facilities Finance Authority, LOC
    First Chicago                           3.20%      1/1/22          1,500,000 (e)     1,500,000
Health Facilities Finance Authority
    (Sisters of St. Francis),
    Prerefunded                             3.68%      9/1/00          1,555,000         1,584,995
Health Facilities Financing Authority
    (Capital Access Designated Pool
    Program), LOC Comerica Bank             3.30%      1/1/12            750,000 (e)       750,000
Health Facilities Financing Authority
    (Capital Access Designated Pool
    Program), LOC Comerica Bank             3.30%      4/1/13            700,000 (e)       700,000
Hospital Equipment Financing Authority,
    MBIA Insured                            3.30%     12/1/15          7,100,000 (e)     7,100,000
Secondary Market for Education Loans,
    AMBAC Insured                           3.35%      6/1/00          2,000,000         2,001,597
Princeton PCR (PSI Energy), LOC Morgan
    Guaranty                                3.60%      4/1/22          7,400,000 (e)     7,400,000
Tippecanoe County School Building, AMBAC
    Insured                                 3.80%     7/15/00          1,000,000         1,005,263
                                                                                     -------------
                                                                                        25,041,855
                                                                                     -------------
IOWA (3.58%)
Higher Education Loan Authority Revenue
    (Palmer Chiropractic), LOC Firstar
    Bank N.A.                               3.70%      4/1/27          3,000,000 (e)     3,000,000
Financial Authority Revenue (Burlington
    Medical Center), LOC Firstar Bank
    N.A.                                    3.70%      6/1/27         10,250,000 (e)    10,250,000
Mount Vernon Private College Project
    (Cornell) Series 1985, LOC U.S. Bank    3.15%     10/1/15          2,900,000 (e)     2,900,000
                                                                                     -------------
                                                                                        16,150,000
                                                                                     -------------

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

TAX FREE MONEY MARKET FUND

                                                     MATURITY        PRINCIPAL           MARKET
NAME OF ISSUER                              YIELD      DATE           AMOUNT           VALUE (A)
---------------------------------------------------------------------------------------------------
KENTUCKY (0.29%)
State Property and Buildings Community
    Revenue,
    Prerefunded and Escrowed in
    Governments                             4.23%      2/1/01      $   1,300,000     $   1,322,176
                                                                                     -------------
LOUISIANA (1.33%)
Public Facilities Authority, FSA Insured    4.10%     10/1/00          3,000,000         3,005,679
Orleans Parish School Board, MBIA
    Insured                                 3.20%      2/1/00          3,000,000         3,000,000
                                                                                     -------------
                                                                                         6,005,679
                                                                                     -------------
MARYLAND (5.44%)
Anne Arundel County Port Facilities
    Revenue,
    Guaranty: Baltimore Gas & Electric      3.60%      4/5/00          3,000,000         3,000,000
Anne Arundel County Port Facilities
    Revenue,
    Guaranty: Baltimore Gas & Electric      3.45%     2/14/00          2,000,000         2,000,000
Anne Arundel County Port Facilities
    Revenue,
    Guaranty: Baltimore Gas & Electric      3.70%      2/9/00          1,200,000         1,200,000
Montgomery County Housing Opportunities
    (Oakwood Apartments), LOC FHLMC         3.25%     11/1/07         18,300,000 (e)    18,300,000
                                                                                     -------------
                                                                                        24,500,000
                                                                                     -------------
MASSACHUSETTES (0.59%)
State Construction Loans, Escrowed in
    Governments                             3.15%      3/1/00          1,500,000         1,534,627
North Andover, MBIA Insured                 4.00%     8/15/00          1,125,000         1,136,714
                                                                                     -------------
                                                                                         2,671,341
                                                                                     -------------
MICHIGAN (1.09%)
Delta County Economic Development
    Authority,
    LOC Bank of Nova Scotia                 3.60%     12/1/23          2,400,000 (e)     2,400,000
Farmington Public School District,
    Guaranty: School
    Bond Loan Program                       3.25%      5/1/00            815,000           816,228
Midland County Economic Development,
    Guaranty: Dow Chemical                  3.65%     12/1/15          1,200,000 (e)     1,200,000
Washtenaw County Building Authority,
    FGIC Insured                            3.85%      9/1/00            500,000           501,259
                                                                                     -------------
                                                                                         4,917,487
                                                                                     -------------
MINNESOTA (5.75%)
City of Cohasset (MN Power & Light
    Project),
    LOC ABN AMRO                            3.60%      6/1/20          1,800,000 (e)     1,800,000
City of Duluth Economic Authority, LOC
    Credit
    Local de France                         3.60%      6/1/19            600,000 (e)       600,000
Greenway ISD #316, LOC MN School
    District Credit                         3.83%     9/30/00          1,250,000         1,250,455
Minneapolis/St. Paul Housing and
    Redevelopment,
    FSA Insured                             3.65%     8/15/25          5,820,000 (e)     5,820,000
Minneapolis Tax Increment, MBIA Insured     3.85%      9/1/00          1,000,000         1,017,784
St. Paul Housing and Redevelopment
    (Science Museum Project), LOC U.S.
    Bancorp                                 3.25%      5/1/27          5,500,000 (e)     5,500,000
St. Paul Authority Tax Revenue (Westgate
    Office and Industrial Center), LOC
    U.S. Bancorp                            3.70%      2/1/15          9,400,000 (e)     9,400,000
University of Minnesota, Prerefunded        3.45%     2/15/00            512,985           512,323
                                                                                     -------------
                                                                                        25,900,562
                                                                                     -------------
MISSISSIPPI (5.12%)
Business Finance Corporation
    (Mississippi College Project), LOC
    Bank of America                         3.30%      2/1/09          6,400,000 (e)     6,400,000
Claiborne County PCR, Guaranty: Nat'l
    Rural Utilities Cooperative Finance
    Corp.                                   3.60%      6/9/00          3,600,000         3,600,000

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

TAX FREE MONEY MARKET FUND

                                                     MATURITY        PRINCIPAL           MARKET
NAME OF ISSUER                              YIELD      DATE           AMOUNT           VALUE (A)
---------------------------------------------------------------------------------------------------
MISSISSIPPI (CONTINUED)
Claiborne County PCR, Guaranty: Nat'l
    Rural Utilities Cooperative Finance
    Corp.                                   3.50%      3/8/00      $   2,000,000     $   2,000,000
Claiborne County PCR, Guaranty: Nat'l
    Rural Utilities Cooperative Finance
    Corp.                                   3.65%      6/8/00          3,000,000         3,000,000
Claiborne County PCR, Guaranty: Nat'l
    Rural Utilities Cooperative Finance
    Corp.                                   3.60%      4/7/00          3,500,000         3,500,000
Claiborne County PCR, Guaranty: Nat'l
    Rural Utilities Cooperative Finance
    Corp.                                   3.60%      4/5/00          1,000,000         1,000,000
Hospital Equipment Finance Authority
    (Baptist Medical Center), LOC
    Rabobank Nederland                      3.30%      7/1/12          1,200,000 (e)     1,200,000
State Highway Revenue Series #39,
    Prerefunded                             3.10%      2/1/00          2,359,720         2,359,720
                                                                                     -------------
                                                                                        23,059,720
                                                                                     -------------
MISSOURI (2.33%)
Independence IDA (Groves & Graceland),
    LOC Credit
    Local de France                         3.60%     11/1/27          4,100,000 (e)     4,100,000
Kansas City Municipal Assistance
    (Leasehold H. Roe Bartle),
    Prerefunded and Escrowed in
    Governements                            3.25%     4/15/00          1,300,000         1,335,743
State Health and Education Facilities
    Authority Revenue, (Christian Health
    Project), LOC Morgan Guaranty           3.25%     11/1/19            930,000 (e)       930,000
State Health and Education Facilities
    Authority Revenue,
    (St. Francis Medical Center), LOC
    Credit Local de France                  3.60%      6/1/26          1,500,000 (e)     1,500,000
State Health and Education Facilities
    Authority, Camdenton School District    3.75%     9/19/00          2,625,000         2,632,945
                                                                                     -------------
                                                                                        10,498,688
                                                                                     -------------
MONTANA (2.02%)
State Health Facilities Authority
    Revenue Bonds Series A (Health Care
    Pooled Loan Program), FGIC Insured      3.30%     12/1/15          9,105,000 (e)     9,105,000
                                                                                     -------------
NEW JERSEY (0.49%)
Economic Development Authority (Volvo
    America),
    LOC Credit Suisse                       3.52%     12/1/04          1,200,000 (e)     1,200,000
Education Facilities Authority Revenue,
    AMBAC Insured                           3.83%      9/1/00          1,000,000         1,006,600
                                                                                     -------------
                                                                                         2,206,600
                                                                                     -------------
NEW YORK (2.31%)
Nassau County G.O., FGIC Insured            4.30%      9/1/00            700,000           703,243
New York City G.O., MBIA Insured            3.60%     8/15/04          1,300,000 (e)     1,300,000
New York City G.O., AMBAC Insured           3.60%     8/15/18          1,500,000 (e)     1,500,000
New York City G.O., FGIC Insured            3.60%     6/15/23          2,700,000 (e)     2,700,000
New York City G.O., FGIC Insured            3.50%     6/15/24          4,200,000 (e)     4,200,000
                                                                                     -------------
                                                                                        10,403,243
                                                                                     -------------
NORTH CAROLINA (6.41%)
Haywood Regional Medical Center, LOC
    First Union Bank                        3.20%      5/1/17          4,885,000 (e)     4,885,000
Educational Facility Finance Agency
    (Gardner Webb
    University), LOC First Union Bank       3.20%      7/1/17          5,870,000 (e)     5,870,000
State Medical Center Commission Revenues
    (Carol
    Woods Project), LOC Bank of America     3.65%      4/1/21          5,200,000 (e)     5,200,000
State Medical Center Commission Revenues
    (Carolina Meadows Project), LOC Bank
    of America                              3.60%      6/1/28          4,060,000 (e)     4,060,000
State Medical Care Commission Revenues
    (Pooled Finance Project), LOC First
    Union Bank                              3.65%     10/1/13          1,500,000 (e)     1,500,000
State Medical Care Commission Hospital
    (Angel Medical
    Care Center), LOC First Union           3.20%     10/1/16          3,500,000 (e)     3,500,000

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

TAX FREE MONEY MARKET FUND

                                                     MATURITY        PRINCIPAL           MARKET
NAME OF ISSUER                              YIELD      DATE           AMOUNT           VALUE (A)
---------------------------------------------------------------------------------------------------
NORTH CAROLINA (CONTINUED)
University of North Carolina Revenue,
    LOC Wachovia Bank                       3.60%     11/1/16      $   3,900,000 (e) $   3,900,000
                                                                                     -------------
                                                                                        28,915,000
                                                                                     -------------
OHIO (5.06%)
Air Quality Development Authority, FGIC
    Insured                                 3.45%     2/28/00          2,000,000         2,000,000
State Building Authority, Prerefunded
    and Escrowed
    in Governments                          4.00%      9/1/00          2,270,000         2,352,844
State Water Development Authority, FGIC
    Insured                                 3.85%      4/7/00          1,350,000         1,350,000
State Water Development Authority, FGIC
    Insured                                 3.45%      4/6/00          5,000,000         5,000,000
Warren County Ohio Health Care Facility
    (Otterbein
    Homes), LOC Fifth Third Bank            3.20%      7/1/23         12,100,000 (e)    12,100,000
                                                                                     -------------
                                                                                        22,802,844
                                                                                     -------------
OKLAHOMA (0.36%)
City of Moore G.O., MBIA Insured            3.40%      4/1/00            600,000           600,572
Garfield County Industrial Authority
    PCR,
    Guaranty: Oklahoma Gas & Electric       3.38%      1/1/25          1,000,000 (e)     1,000,000
                                                                                     -------------
                                                                                         1,600,572
                                                                                     -------------
PENNSYLVANIA (3.63%)
Allegheny County IDA, LOC Dresdner Bank     3.20%      7/1/27            500,000 (e)       500,000
Dauphin County General Authority, AMBAC
    Insured                                 3.35%      6/1/00            750,000           750,119
Delaware Valley Regional Finance
    Authority,
    LOC Credit Suisse                       3.20%     12/1/20          4,200,000 (e)     4,200,000
Quakertown Hospital Authority, LOC PNC
    Bank                                    3.35%      7/1/05          8,500,000 (e)     8,500,000
Quakertown Hospital Authority, LOC PNC
    Bank                                    3.35%      7/1/26          1,400,000 (e)     1,400,000
York County G.O., FGIC Insured              3.60%     12/1/00          1,000,000         1,007,557
                                                                                     -------------
                                                                                        16,357,676
                                                                                     -------------
SOUTH CAROLINA (2.85%)
Jobs Economic Development Authority,
    (Catholic Diocese), LOC Bank of
    America                                 3.35%      9/1/16          4,700,000 (e)     4,700,000
State Housing Finance and Development
    Authority,
    LOC First Union Bank                    3.25%      7/1/07          2,070,000 (e)     2,070,000
York County PCR, Guaranty: Duke Power
    Co.                                     3.60%      2/8/00          2,600,000         2,600,000
York County PCR, Guaranty: Duke Power
    Co.                                     3.60%     3/15/00          2,475,000         2,475,000
York County PCR, Guaranty: National
    Rural Coop Finance                      3.60%      2/7/00          1,000,000         1,000,000
                                                                                     -------------
                                                                                        12,845,000
                                                                                     -------------
TENNESSEE (2.80%)
City of Chattanooga G.O.                    4.11%     11/1/00          1,000,000         1,006,419
Montgomery County Public Building
    Authority,
    LOC NationsBank                         3.30%      7/1/15          5,500,000 (e)     5,500,000
Nashville and Davidson County Health and
    Education Facility, LOC NationsBank     3.30%      8/1/18          6,120,000 (e)     6,120,000
                                                                                     -------------
                                                                                        12,626,419
                                                                                     -------------
TEXAS (7.70%)
Austin Independent School District,
    Texas PSF guaranteed                    3.93%      8/1/00          2,000,000         1,961,908
Brazos River Harbor Navagation District,
    Guaranty: Dow Chemical                  3.65%      8/1/22          2,100,000 (e)     2,100,000
City of Austin (Travis and Williamson
    Centers),
    LOC Morgan Guaranty                     3.85%     3/10/00          2,816,000         2,816,000
City of Austin (Travis and Williamson
    Centers),
    LOC Morgan Guaranty                     3.70%     3/10/00          3,600,000         3,600,000

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

TAX FREE MONEY MARKET FUND

                                                     MATURITY        PRINCIPAL           MARKET
NAME OF ISSUER                              YIELD      DATE           AMOUNT           VALUE (A)
---------------------------------------------------------------------------------------------------
TEXAS (CONTINUED)
City of Austin, LOC Morgan Guaranty         3.80%      3/9/00      $   5,000,000     $   5,000,000
City of Waco G.O., FGIC Insured             4.30%      2/1/01            785,000           797,340
Denison ISD Capital Appreciation,
    Guaranty:
    PSF Guaranty                            3.90%      8/1/00            750,000           735,824
Grand Prairie G.O., MBIA Insured            3.25%     2/15/00          2,390,000         2,391,998
Houston Water & Sewer Systems, MBIA
    Insured                                 4.00%     12/1/00          1,000,000           967,751
North East ISD, Guaranty: Texas PSF         3.15%      2/1/00          2,150,000         2,150,000
Round Rock ISD G.O., MBIA Insured           3.70%     8/15/00          1,270,000         1,302,582
San Antonio Water Revenue Capital
    Appreciation Bonds, Prerefunded         3.35%      5/1/00          2,514,964         2,494,746
South Texas Water Authority, FSA Insured    3.80%      9/1/00          1,500,000         1,501,677
State Public Finance Authority, MBIA
    Insured                                 4.32%      2/1/01          1,640,000         1,677,614
Tarrant County G.O.                         3.77%     7/15/00          1,180,000         1,183,120
Tarrant County Housing Finance
    Corporation, MFHR - Single Family
    Apartments Project, LOC Suntrust
    Bank                                    3.25%     11/1/17          4,025,000 (e)     4,025,000
                                                                                     -------------
                                                                                        34,705,560
                                                                                     -------------
UTAH (1.11%)
State Board of Regents Student Loan
    Revenue Bonds
    Series B, AMBAC Insured                 3.20%     11/1/00          5,000,000         5,000,000
                                                                                     -------------
VERMONT (0.27%)
State of Vermont G.O., Escrowed in
    Governments                             3.15%      2/1/00          1,210,000         1,234,200
                                                                                     -------------
VIRGINIA (1.51%)
Alexandria IDA (Pooled Income Program),
    LOC
    Bank of America                         3.30%      7/1/26          6,805,000 (e)     6,805,000
                                                                                     -------------
WASHINGTON (3.45%)
Clark County ISD, Prerefunded and
    Escrowed in Governments                 4.09%     12/1/00          1,000,000         1,023,418
State Health Care Facilities Authority
    (Fred Hutchinson),
    LOC Morgan Guaranty                     3.65%      1/1/18          3,700,000 (e)     3,700,000
State of Washington Economic Development
    Revenue,
    LOC U.S. Bank                           3.70%      9/1/18          3,000,000 (e)     3,000,000
State of Washington G.O., Prerefunded       3.55%      8/1/00          2,400,000         2,437,659
State of Washington Housing Finance
    (Emerald Heights),
    LOC U.S. Bank                           3.60%      1/1/21          5,400,000 (e)     5,400,000
                                                                                     -------------
                                                                                        15,561,077
                                                                                     -------------
WISCONSIN (2.82%)
Lacrosse IDA (Dairyland Power), AMBAC
    Insured                                 3.60%      2/1/15          2,400,000 (e)     2,400,000
Lacrosse IDA (Dairyland Power), AMBAC
    Insured                                 3.60%      2/1/14          5,945,000 (e)     5,945,000
School District Cash Flow (Aid
    Anticipation)                           4.00%     11/1/00          3,000,000         3,000,000
State ISD, Guaranty: Fond Du Lac School
    District                                3.80%     9/28/00          1,350,000         1,350,000
                                                                                     -------------
                                                                                        12,695,000
                                                                                     -------------
WYOMING (1.82%)
Converse County PCR, LOC Deutsche Bank      3.50%      3/7/00          1,100,000         1,100,000
Converse County PCR (Pacificorp
    Project),
    LOC Deutsche Bank                       3.65%     2/10/00          1,100,000         1,100,000
Platte County PCR, LOC National Rural
    Coop
    Finance Corporation                     3.65%      7/1/14          6,000,000 (e)     6,000,000
                                                                                     -------------
                                                                                         8,200,000
---------------------------------------------------------------------------------------------------
Total Investments in Securities (cost:
$447,283,605) (b)                                                                    $ 447,283,605
---------------------------------------------------------------------------------------------------

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

INSTITUTIONAL PRIME MONEY MARKET FUND

INVESTMENTS IN SECURITIES (UNAUDITED)
JANUARY 31, 2000

                                                     MATURITY        PRINCIPAL           MARKET
NAME OF ISSUER                              YIELD      DATE           AMOUNT           VALUE (A)
---------------------------------------------------------------------------------------------------
               (Percentages of each investment category relate to total net assets.)
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (96.47%):
---------------------------------------------------------------------------------------------------
BANKS - DOMESTIC (11.85%)
Branch Banking & Trust Company              6.33%    11/30/00      $  15,000,000 (d) $   15,032,006
Comerica Bank                               5.73%     7/13/00         10,000,000 (d)      9,998,240
Fifth Third Bank                            5.83%     3/28/00         20,000,000         20,000,000
Key Bank N.A., Cleveland                    6.08%     2/18/00         10,000,000 (d)     10,000,225
Key Bank N.A., Cleveland                    5.75%     4/25/00          2,000,000          2,002,656
                                                                                     --------------
                                                                                         57,033,127
                                                                                     --------------
BANKS - OTHER (10.64%)
Banque National de Paris                    5.78%     3/23/00         20,000,000         19,836,233
Formosa Plastics USA, LOC ABN AMRO          5.94%     3/14/00          6,090,000          6,047,796
Petroleo Brasilieiro, LOC Barclays Bank     6.05%     3/13/00          9,400,000          9,335,231
Royal Bank of Canada                        5.04%      2/8/00          4,000,000          3,999,967
United Bank of Switzerland A.G.             5.29%      3/1/00          5,500,000          5,500,021
United Bank of Switzerland A.G.             6.22%    12/11/00          6,500,000          6,496,453
                                                                                     --------------
                                                                                         51,215,701
                                                                                     --------------
BUSINESS MACHINES (4.16%)
Xerox Credit Corporation                    5.82%      2/1/00         20,000,000         20,000,000
                                                                                     --------------
CHEMICALS (2.07%)
Henkel Corporation                          5.85%     2/16/00         10,000,000 (c)      9,975,625
                                                                                     --------------
CONGLOMERATES (2.87%)
Diageo Capital PLC                          5.80%     4/17/00         14,000,000 (c)     13,828,578
                                                                                     --------------
DRUGS AND COSMETICS (0.21%)
American Home Products                      5.11%     2/15/00          1,000,000          1,000,931
                                                                                     --------------
FINANCIAL - AUTO (6.74%)
DaimlerChrysler North American Holdings     5.70%     3/20/00          9,395,000          9,323,598
General Motors Acceptance Corporation       5.18%      4/1/00          1,400,000          1,406,477
General Motors Acceptance Corporation       5.80%     4/20/00         12,000,000         11,847,267
Paccar Financial Corporation                5.80%     4/20/00         10,000,000          9,872,722
                                                                                     --------------
                                                                                         32,450,064
                                                                                     --------------
FINANCIAL - AVIATION (1.14%)
International Lease Finance Corporation     6.16%      3/1/00          1,500,000          1,499,960
International Lease Finance Corporation     5.35%      3/6/00          4,000,000          3,996,366
                                                                                     --------------
                                                                                          5,496,326
                                                                                     --------------
FINANCIAL - DIVERSIFIED BUSINESS (16.92%)
American General Finance Corporation        5.15%     2/15/00          4,000,000          4,004,053
Associates Corporation of North America     5.79%      2/1/00         18,460,000         18,460,000
Household Finance Company                   5.80%     4/21/00          9,230,000          9,111,036
Household Finance Company                   6.02%     4/27/00          5,000,000 (d)      5,002,664
Merrill Lynch & Co.                         6.19%      3/3/00         10,000,000 (d)     10,000,948
Merrill Lynch & Co.                         6.52%      3/6/00          5,000,000 (d)      5,002,032
Merrill Lynch & Co.                         6.47%     6/27/00          2,500,000          2,503,874
Merrill Lynch & Co.                         6.38%    10/17/00            380,000            380,763
Morgan (J.P.) and Company                   5.90%      2/8/00         12,000,000         11,986,233
Morgan (J.P.) and Company                   5.74%     5/18/00          5,000,000 (d)      4,999,747
Morgan Stanley Dean Witter Discover         6.49%      3/1/00         10,000,000 (d)     10,003,225
                                                                                     --------------
                                                                                         81,454,575
                                                                                     --------------

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

INSTITUTIONAL PRIME MONEY MARKET FUND

                                                     MATURITY        PRINCIPAL           MARKET
NAME OF ISSUER                              YIELD      DATE           AMOUNT           VALUE (A)
---------------------------------------------------------------------------------------------------
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED)
---------------------------------------------------------------------------------------------------
FINANCIAL - DIVERSIFIED BUSINESS, ASSET-BACKED (14.59%)
Falcon Asset Securitization                 5.75%     3/20/00      $  11,000,000 (c) $   10,915,667
Preferred Receivables Funding
    Corporation                             5.75%      3/7/00          9,000,000 (c)      8,949,688
Receivables Capital Corporation             6.01%      2/1/00         17,500,000 (c)     17,500,000
Triple A One Funding                        5.68%     2/11/00         12,055,000 (c)     12,035,980
Variable Funding Corporation                5.75%     3/16/00          8,500,000 (c)      8,440,264
Windmill Funding Corporation                6.08%     2/25/00         12,410,000 (c)     12,359,698
                                                                                     --------------
                                                                                         70,201,297
                                                                                     --------------
FOOD AND BEVERAGE (4.25%)
Bestfoods                                   5.70%     3/21/00          7,100,000 (c)      7,044,916
General Mills                               6.27%    12/15/00          1,000,000          1,023,093
Sysco Corporation                           5.81%     2/10/00         12,400,000 (c)     12,381,989
                                                                                     --------------
                                                                                         20,449,998
                                                                                     --------------
HOUSEHOLD PRODUCTS (2.16%)
Fortune Brands                              5.80%     4/17/00         10,505,000 (c)     10,376,372
                                                                                     --------------
MANUFACTURING (1.88%)
Caterpillar Financial Services Inc.         5.80%     3/15/00          5,550,000          5,550,573
Caterpillar Financial Services Inc.         5.12%     11/1/00          3,500,000          3,470,616
                                                                                     --------------
                                                                                          9,021,189
                                                                                     --------------
OIL SERVICES (4.95%)
Louis Dreyfus Corporation, LOC ABN AMRO     5.70%     2/24/00         11,050,000         11,009,760
Totalfina S.A.                              5.85%     4/20/00         13,000,000         12,833,113
                                                                                     --------------
                                                                                         23,842,873
                                                                                     --------------
RETAIL STORES (4.14%)
Wal-Mart Stores, Inc.                       5.64%     2/22/00         20,000,000 (c)     19,934,200
                                                                                     --------------
TELECOMMUNICATIONS (2.08%)
AT&T Company                                5.99%     7/13/00         10,000,000 (d)      9,998,219
                                                                                     --------------
UTILITIES - ELECTRIC (4.17%)
Northern States Power Company               5.92%     3/21/00          7,350,000          7,290,775
Northern States Power Company               5.79%     4/20/00         12,970,000         12,805,205
                                                                                     --------------
                                                                                         20,095,980
                                                                                     --------------
UTILITIES - FINANCIAL (1.65%)
National Rural Utilities Finance
    Corporation                             5.75%     2/17/00          7,985,000          7,964,593
---------------------------------------------------------------------------------------------------
Total Commercial Paper & Other Corporate Obligations (cost: $464,339,648)            $  464,339,648
---------------------------------------------------------------------------------------------------
TAXABLE MUNICIPALS (3.13%):
---------------------------------------------------------------------------------------------------
New York City G.O., FGIC Insured            6.10%      2/9/00         10,450,000         10,450,000
New York City G.O. Series H-7, FGIC
    Insured                                 6.10%      2/9/00          4,600,000          4,600,000
---------------------------------------------------------------------------------------------------
Total Taxable Municipals (cost:
    $15,050,000)                                                                     $   15,050,000
---------------------------------------------------------------------------------------------------
Total Investment in Securities (cost:
$479,389,648) (b)                                                                    $  479,389,648
---------------------------------------------------------------------------------------------------

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

INSTITUTIONAL TAX FREE MONEY MARKET FUND

INVESTMENTS IN SECURITIES (UNAUDITED)
JANUARY 31, 2000

                                                     MATURITY        PRINCIPAL           MARKET
NAME OF ISSUER                              YIELD      DATE           AMOUNT           VALUE (A)
---------------------------------------------------------------------------------------------------
               (Percentages of each investment category relate to total net assets.)
ALABAMA (0.69%)
Chatom Independent Development Board,
    Guaranty: National Rural Coop
    Finance Corporation                     3.85%      2/4/00      $     600,000     $     600,000
                                                                                     -------------
CALIFORNIA (0.15%)
Oakland-Alameda County, LOC CIBC            3.30%      2/1/00            130,000           130,000
                                                                                     -------------
COLORADO (0.46%)
Health Facilities Authority Revenue
    (Visiting Nurses), LOC Norwest Bank     3.60%      7/1/22            400,000 (e)       400,000
                                                                                     -------------
FLORIDA (1.38%)
Jacksonville Electric System Series C-1,
    LOC Morgan Guaranty                     3.65%     2/10/00          1,200,000         1,200,000
                                                                                     -------------
GEORGIA (4.83%)
De Kalb Private Hospital Authority, LOC
    Suntrust Bank                           3.15%      3/1/24          1,700,000 (e)     1,700,000
Hapeville Development Authority, LOC
    Deutsche Bank                           3.60%     11/1/15            600,000 (e)       600,000
Municipal Electric Authority of Georgia,
    LOC ABN-AMRO                            3.20%      1/1/26          1,900,000 (e)     1,900,000
                                                                                     -------------
                                                                                         4,200,000
                                                                                     -------------
ILLINOIS (5.12%)
Health Facilities Authority (Alexian
    Brothers Medical Center), MBIA
    Insured                                 3.70%      3/6/00            880,000           880,000
Joliet Regional Port District Bonds,
    Guaranty: Dow Chemical                  3.70%     7/15/03          2,000,000 (e)     2,000,000
Metropolitan Pier & Expo Authority, FGIC
    Insured                                 4.02%     6/15/00          1,595,000         1,571,800
                                                                                     -------------
                                                                                         4,451,800
                                                                                     -------------
INDIANA (4.07%)
Health Facilities Financing Authority,
    LOC First Chicago                       3.20%      1/1/22          1,000,000 (e)     1,000,000
Hospital Equipment Financing Authority,
    MBIA Insured                            3.30%     12/1/15          1,500,000 (e)     1,500,000
University of Indiana Revenue Bonds,
    Prerefunded and Escrowed in
    Governments                             3.70%      8/1/00          1,000,000         1,035,110
                                                                                     -------------
                                                                                         3,535,110
                                                                                     -------------
IOWA (4.14%)
Financial Authority Revenue (Burlington
    Medical Center), FSA Insured            3.70%      6/1/27          3,600,000 (e)     3,600,000
                                                                                     -------------
KANSAS (0.46%)
Riley County, FSA Insured                   4.00%      9/1/00            400,000           400,000
                                                                                     -------------
KENTUCKY (1.17%)
State Property and Buildings Community
    Revenue, Escrowed in Governments        4.23%      2/1/01          1,000,000         1,017,058
                                                                                     -------------
LOUISIANA (3.58%)
State G.O., Escrowed in Governments         3.95%      9/1/00          3,000,000         3,110,346
                                                                                     -------------
MARYLAND (7.23%)
Anne Arundel County Port Facilities
    Revenue, Guaranty: Baltimore Gas &
    Electric Company                        3.70%     2/10/00          2,000,000         2,000,000
Anne Arundel County Port Facilities
    Revenue, Guaranty: Baltimore Gas &
    Electric Company                        3.80%      3/9/00          2,380,000         2,380,000
Montgomery County Housing Opportunity,
    LOC FHLMC                               3.25%     11/1/07          1,900,000 (e)     1,900,000
                                                                                     -------------
                                                                                         6,280,000
                                                                                     -------------

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

INSTITUTIONAL TAX FREE MONEY MARKET FUND

                                                     MATURITY        PRINCIPAL           MARKET
NAME OF ISSUER                              YIELD      DATE           AMOUNT           VALUE (A)
---------------------------------------------------------------------------------------------------
MINNESOTA (1.57%)
City of Arden Hills Health Care Revenue
    Bonds (Presbyterian Homes), LOC U.S.
    Bancorp                                 3.60%      9/1/29      $   1,361,000 (e) $   1,361,000
                                                                                     -------------
MISSISSIPPI (3.42%)
Claiborne County PCR, Guaranty: Nat'l
    Rural Utilities Coop Finance            3.70%      2/9/00          2,500,000         2,500,000
State Highway Revenue Series #39,
    Prerefunded                             3.10%      2/1/00            471,944           471,944
                                                                                     -------------
                                                                                         2,971,944
                                                                                     -------------
NEW YORK (3.22%)
State Housing Revenue Bonds, Prerefunded
    and Escrowed in Governments             4.20%     11/1/00          2,830,000         2,798,613
                                                                                     -------------
NORTH CAROLINA (3.45%)
Beaufort County, LOC Union Bank of
    Switzerland                             4.00%      9/1/00          1,600,000         1,602,690
State Medical Center Commission Revenues
    (Carol Woods Project), LOC Bank of
    America                                 3.65%      4/1/21          1,400,000 (e)     1,400,000
                                                                                     -------------
                                                                                         3,002,690
                                                                                     -------------
OHIO (8.40%)
Air Quality Development Authority, FGIC
    Insured                                 3.70%      2/7/00          1,800,000         1,800,000
Warren County Ohio Health Care Facility
    (Otterbein Homes), LOC Fifth Third
    Bank                                    3.20%      7/1/23          5,500,000 (e)     5,500,000
                                                                                     -------------
                                                                                         7,300,000
                                                                                     -------------
PENNSYLVANIA (16.85%)
Berks County G.O., Prerefunded and
    Escrowed in Governments                 3.90%    11/15/00            725,000           757,560
Delaware County Hospital Revenue Bonds
    (Chester Medical Center),
    Prerefunded and Escrowed in
    Governments                             4.05%    12/15/00            750,000           786,302
Delaware Valley Regional Finance
    Authority, LOC Credit Suisse            3.20%     12/1/20            100,000 (e)       100,000
Quakertown Hospital Authority, LOC PNC
    Bank                                    3.35%      7/1/05          8,000,000 (e)     8,000,000
Washington County (Higher Education Pool
    Lease), LOC First Union                 3.25%     11/1/05          5,000,000 (e)     5,000,000
                                                                                     -------------
                                                                                        14,643,862
                                                                                     -------------
SOUTH CAROLINA (1.15%)
York County PCR, Guaranty: Duke Power
    Co.                                     3.50%      2/8/00          1,000,000         1,000,000
                                                                                     -------------
TENNESSEE (2.74%)
Davidson County, LOC Bank of America        3.30%     10/1/26            800,000 (e)       800,000
Nashville and Davidson County Health and
    Education Facility, LOC Bank of
    America                                 3.30%      8/1/18          1,580,000 (e)     1,580,000
                                                                                     -------------
                                                                                         2,380,000
                                                                                     -------------
TEXAS (8.44%)
Austin Independent School District,
    Texas PSF Guaranteed                    3.93%      8/1/00          2,275,000         2,231,671
City of Austin, LOC Morgan Guaranty         3.70%     3/10/00          2,300,000         2,300,000
Harris County Revenue, MBIA Insured         4.00%     10/1/00            500,000           504,423
Northside Independent School District,
    Texas PSF Guaranteed                    3.13%      2/1/00          1,385,000         1,385,000
San Antonio Water Revenue Capital
    Appreciation Bonds, Prerefunded         3.35%      5/1/00            919,548           912,156
                                                                                     -------------
                                                                                         7,333,250
                                                                                     -------------

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

INSTITUTIONAL TAX FREE MONEY MARKET FUND

                                                     MATURITY        PRINCIPAL           MARKET
NAME OF ISSUER                              YIELD      DATE           AMOUNT           VALUE (A)
---------------------------------------------------------------------------------------------------
VERMONT (1.17%)
State of Vermont G.O., Escrowed in
    Governments                             3.12%      2/1/00      $   1,000,000     $   1,020,000
                                                                                     -------------
VIRGINIA (0.60%)
State of West Virginia Water
    Development, Escrowed in Governments    4.36%     11/1/00            500,000           521,751
                                                                                     -------------
WASHINGTON (4.60%)
State Health Care Facilities Authority
    (Fred Hutchinson), LOC Morgan
    Guaranty                                3.65%      1/1/29          1,000,000 (e)     1,000,000
State of Washington Economic Development
    Revenue, LOC U.S. Bank                  3.70%      9/1/18          1,400,000 (e)     1,400,000
State of Washington Housing Finance
    (Emerald Heights), LOC U.S. Bank        3.60%      1/1/21          1,600,000 (e)     1,600,000
                                                                                     -------------
                                                                                         4,000,000
                                                                                     -------------
WEST VIRGINIA (4.03%)
Marshall County (Bayer Project),
    Guaranty: Bayer Corp.                   3.70%      3/1/09          3,500,000 (e)     3,500,000
                                                                                     -------------
WISCONSIN (1.73%)
School District Cash Flow (Aid
    Anticipation)                           4.00%     11/1/00          1,500,000         1,500,000
                                                                                     -------------
WYOMING (4.72%)
Platte County PCR, LOC National Rural
    Coop Finance Corporation                3.65%      7/1/14          4,100,000 (e)     4,100,000
---------------------------------------------------------------------------------------------------
Total Investments in Securities (cost:
$86,357,424) (b)                                                                     $  86,357,424
---------------------------------------------------------------------------------------------------

 NOTES TO INVESTMENTS IN SECURITIES:

 (a) Securities are valued in accordance with procedures described in note 2 to the financial statements.
 (b)  Also represents cost for federal income tax purposes.
 (c) All or a portion consists of commercial paper sold within terms of a private placement memorandum, exempt from registration under section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Directors.
 (d) All or a portion consists of short-term securities with interest rates that reset at set intervals at rates that are based on specific market indices. Rate shown is the effective rate on January 31, 2000.
 (e) Interest rate varies to reflect current market conditions; rate shown is the effective rate on January 31, 2000. The maturity date shown represents final maturity. However, for purposes of Rule 2a-7, maturity is the next interest rate reset date at which time the security can be put back to the issuer.
 (f)  Portfolio abbreviations:

          AMBAC -  American Municipal Bond Association Corporation

           CIBC -  Canadian Imperial Bank of Commerce
           FGIC -  Financial Guaranty Insurance Corporation
          FHLMC -  Federal Home Loan Mortgage Corporation
            FSA -  Financial Security Assurance Corporation
             GO -  General Obligation
           GECC -  General Electric Capital Corporation
            IDA -  Industrial Development Authority
            LOC -  Letter of Credit
           MBIA -  Municipal Bond Insurance Association
           MFHR -  Multi-Family Housing Revenue
            PCR -  Pollution Control Revenue
            PSF -  Permanent School Fund

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